Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2024	2023
Land	$835	$835
Buildings and Improvements	1,682	1,682
Equipment	519	519
Automobile	77	77
Total	3,113	3,113
Less: accumulated depreciation	(1,607)	(1,530)
Balance, Ending	$1,506	$1,583